UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 21st Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------
Title:        Chief Financial Officer
              --------------------------------------------
Phone:        212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.             May 16, 2011
--------------------------  ---------------------------   --------------------
       [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        50
                                           -----------

Form 13F Information Table Entry Value:    $2,608,928
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 6-30-11


COLUMN 1                      COLUMN 2     COLUMN 3    COLUMN 4    COLUMN 5             COLUMN 6    COLUMN 7        COLUMN 8

                                                        VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
Name of Issuer                             CUSIP       (x1000)     PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
--------------                             -----       -------     -------   ---  ----  ----------  --------  ----    ------    ----

 1 Acadia
      Pharmaceuticals Inc.      COM        004225108     7,114    4,364,420   SH           SOLE                     4,364,420
 2 Adolor Corp.                 COM        00724X102    13,825    6,947,343   SH           SOLE                     6,947,343
 3 Aegerion
      Pharmaceuticals Inc.      COM        00767E102       613       38,905   SH           SOLE                        38,905
 4 Alere Inc. PFD Conv          PFD CONV   01449J204       207          742   SH           SOLE                           742
 5 Alkermes                     COM        01642T108     2,139      115,000   SH           SOLE                       115,000
 6 Amicus Therapeutics          COM        03152W109     6,532    1,099,675   SH           SOLE                     1,099,675
 7 Anacor Pharmaceuticals       COM        32420101      3,998      618,897   SH           SOLE                       618,897
 8 Anthera Pharmaceuticals      COM        03674U102     7,353      900,000   SH           SOLE                       900,000
 9 AP Pharma                    COM        00202J203     1,647    6,861,818   SH           SOLE                     6,861,818
10 Aradigm Corp.                COM        038505301        19      100,000   SH           SOLE                       100,000
11 Ardea Biosciences Inc.       COM        03969P107   153,064    6,011,989   SH           SOLE                     6,011,989
12 Ariad Pharmaceuticals Inc.   COM        04033A100     8,896      785,160   SH           SOLE                       785,160
13 Auxilium                     COM        05334D107   142,917    7,291,708   SH           SOLE                     7,291,708
14 Avanir Pharmaceuticals       COM        05348P401     1,680      500,000   SH           SOLE                       500,000
15 Biocryst
      Pharmaceuticals Inc.      COM        09058V103    21,253    5,563,615   SH           SOLE                     5,563,615
16 BioDelivery Sciences
      Intl. Inc.                COM        09060J106     7,764    2,403,848   SH           SOLE                     2,403,848
17 Biomarin                     COM        09061G101     7,585      278,758   SH           SOLE                       278,758
18 Chelsea Therapeutics         COM        163428105     5,685    1,114,700   SH           SOLE                     1,114,700
19 Cyclacel Pharmaceuticals     PFD
      Pfd. Conv. Ex 6%           CONV EX   23254L207        84       20,979   SH           SOLE                        20,979
20 Cumberland Pharmaceuticals   COM        230770109       554       96,381   SH           SOLE                        96,381
21 Exelixis Inc.                COM        30161Q104    14,281    1,593,810   SH           SOLE                     1,593,810
22 Genomic Health Inc.          COM        37244C101   219,465    7,863,337   SH           SOLE                     7,863,337
23 GTX Inc.                     COM        40052B108    10,195    2,128,406   SH           SOLE                     2,128,406
24 Halozyme Therapeutics Inc.   COM        40637H109    26,511    3,836,683   SH           SOLE                     3,836,683
25 Idenix Pharmaceuticals Inc.  COM        45166R204     2,863      572,576   SH           SOLE                       572,576
26 Idera Pharmaceuticals Inc.   COM        45168K108       620      288,401   SH           SOLE                       288,401
27 Incyte Corp.                 COM        45337C102   209,866   11,080,561   SH           SOLE                    11,080,561
28 Inhibitex Inc.               COM        45719T103     3,062      781,249   SH           SOLE                       781,249
29 Intermune Inc.               COM        45884X103    18,256      509,232   SH           SOLE                       509,232
30 Ligand Pharmaceuticals Inc.  CLASS B    53220K207       877       73,401   SH           SOLE                        73,401
31 Medivation Inc.              COM        58501N101    11,380      531,018   SH           SOLE                       531,018
32 Micromet                     COM        59509C105    12,293    2,141,556   SH           SOLE                     2,141,556
33 Pharmacyclics Inc.           COM        716933106    59,638    5,712,447   SH           SOLE                     5,712,447
34 Pharmasset Inc.              COM        71715N106   225,824    2,012,691   SH           SOLE                     2,012,691
35 Salix Pharmaceuticals, Inc.  COM        795435106     2,638       66,241   SH           SOLE                        66,241
36 Seattle Genetics Inc.        COM        812578102   395,691   19,283,142   SH           SOLE                    19,283,142
37 Threshold Pharma             COM        885807107     6,125    3,667,644   SH           SOLE                     3,667,644
38 Tranzyme                     COM        89413J102     5,643    1,350,000   SH           SOLE                     1,350,000
39 Trimeris Inc.                COM        896263100     8,585    3,475,475   SH           SOLE                     3,475,475
40 Via Pharmaceuticals          COM        92554T103         5      102,881   SH           SOLE                       102,881
41 Viropharma Inc.              COM        928241108   179,226    9,687,889   SH           SOLE                     9,687,889
42 Xoma Ltd.                    COM        G9825R206       941      400,400   SH           SOLE                       400,400
43 YM Biosciences               COM        984238105    25,602    9,078,803   SH           SOLE                     9,078,803
44 Ziopharm Oncology Inc.       COM        98973P101     5,199      849,500   SH           SOLE                       849,500
45 Alere Inc. Conv.             CONV
      Notes 3% 5/15/16           BONDS     01449JAA3     6,513    5,982,000   PRN          SOLE                     5,982,000
46 Biomarin Pharmaceuticals     CONV
      Notes 1.875% 4/23/2017     BONDS     09061GAD3     9,213    6,398,000   PRN          SOLE                     6,398,000
47 Incyte Genomics              CONV
      Notes 4.75% 10/1/2015      BONDS     45337CAH5   368,800  160,000,000   PRN          SOLE                   160,000,000
48 Intermune Inc                CONV
      Notes 5% 3/1/15            BONDS     45884XAD5    42,603   20,801,000   PRN          SOLE                    20,801,000
49 Salix 144A                   CONV
      5.5% 8/15/28               BONDS     795435AB2   194,124   44,500,000   PRN          SOLE                    44,500,000
50 Salix 2.75%                  CONV
      5/15/15                    BONDS     795435AC0   149,960  130,400,000   PRN          SOLE                   130,400,000

                                                     ---------
                                                     2,608,928
                                                     =========
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Report Type
|X|  13F Holdings Report
     List of Other Managers   NONE

Report Summary
Number of other Included Managers                             0
Form 13F Information Table Entry Total                       50
Form 13F Information Table Entry Value                2,608,928